Leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Average remaining term of lease	11 years	11 years 8 months 12 days
Lease rental income	$ 533,588	$ 457,039
Investment property rental income	434,700	375,832	$ 340,746
Income from variable lease payments	$ 125,726	$ 113,805